Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The accompanying unaudited interim condensed consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") for interim financial information and follow disclosure required under Regulation S-X provided by the U.S. Securities and Exchange Commission. Accordingly, these unaudited interim condensed consolidated financial statements do not include all information and notes required by U.S. GAAP for annual financial statements and should be read in conjunction with the consolidated financial statements of AQN as of and for the year ended December 31, 2025.
In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim condensed consolidated financial statements of AQN are consistent with those disclosed in the consolidated financial statements of AQN as of and for the year ended December 31, 2025.

Basis of consolidation
In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.

Discontinued operations	Discontinued operations
On August 9, 2024, the Company entered into an agreement to sell its renewable energy business (excluding the Hydro Group) to a wholly owned subsidiary of LS Power, which sale was subsequently completed on January 8, 2025 (the "Renewables Sale"). As a result, the renewable energy business (excluding the Hydro Group) has been classified as "discontinued operations".
Unless otherwise noted, the notes to these unaudited interim condensed consolidated financial statements exclude amounts related to discontinued operations for all periods presented. See note 18 for a discussion of discontinued operations related to the disposition of the renewable energy business.

Foreign currency translation	Foreign currency translationAQN's reporting currency is the U.S. dollar. Within these unaudited interim condensed consolidated financial statements, the Company denotes any amounts denominated in Canadian dollars with "C$", in Chilean pesos with "CLP" and in Chilean Unidad de Fomento with "CLF" immediately prior to the stated amount.
Restricted cash	Restricted cashRestricted cash represents reserves and amounts set aside pursuant to requirements of various debt agreements, deposits to be returned back to customers, and certain requirements related to generation and transmission operations.
Recently issued accounting pronouncements	Recently adopted accounting pronouncements
There were no recently adopted accounting pronouncements that had a material impact on the Company’s unaudited interim condensed consolidated financial statements.
(b)Recently issued accounting guidance not yet adopted
Management has evaluated all Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board through the date these unaudited interim condensed consolidated financial statements were issued. There were no recently issued ASUs not yet adopted that are expected to have a material impact on the Company’s unaudited interim condensed consolidated financial statements.